Leases - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 31.4	$ 35.4
Carrying value of lease liabilities	29.1	32.6
Less: current portion of lease liabilities	(9.6)	(8.7)
Non-current portion of lease liabilities	19.5	23.9
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	10.6	9.8
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	19.3	17.0
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 1.5	$ 8.6